UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                  as of December 31, 2006 (Unaudited)

DWS Lifecycle Long Range Fund

	Shares	Value ($)

Common Stocks 54.6%
Consumer Discretionary 5.8%
Auto Components 0.1%
Goodyear Tire & Rubber Co.*	6,200	130,138
Johnson Controls, Inc.	6,600	567,072

		697,210
Automobiles 0.2%
Ford Motor Co.	63,600	477,636
General Motors Corp.	19,100	586,752
Harley-Davidson, Inc.	8,700	613,089

		1,677,477
Distributors 0.0%
Genuine Parts Co.	5,800	275,094
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	4,900	190,953
H&R Block, Inc.	10,700	246,528

		437,481
Hotels Restaurants & Leisure 0.9%
Carnival Corp.	15,000	735,750
Darden Restaurants, Inc.	4,600	184,782
Harrah's Entertainment, Inc.	6,200	512,864
Hilton Hotels Corp.	12,700	443,230
International Game Technology	11,700	540,540
Marriott International, Inc. "A"	11,800	563,096
McDonald's Corp.	41,700	1,848,561
Starbucks Corp.*	25,400	899,668
Starwood Hotels & Resorts Worldwide, Inc.	7,200	450,000
Wendy's International, Inc.	3,200	105,888
Wyndham Worldwide Corp.*	6,700	214,534
YUM! Brands, Inc.	8,900	523,320

		7,022,233
Household Durables 0.4%
Black & Decker Corp.	2,300	183,931
Centex Corp.	4,000	225,080
D.R. Horton, Inc.	9,000	238,410
Fortune Brands, Inc.	5,100	435,489
Harman International Industries, Inc.	2,200	219,802
KB Home	2,400	123,072
Leggett & Platt, Inc.	6,200	148,180
Lennar Corp. "A"	4,500	236,070
Newell Rubbermaid, Inc.	9,300	269,235
Pulte Homes, Inc.	7,100	235,152
Snap-on, Inc.	2,000	95,280
The Stanley Works	2,500	125,725
Whirlpool Corp.	2,634	218,675

		2,754,101

Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	10,400	410,384
IAC/InterActiveCorp.*	7,600	282,416

		692,800
Leisure Equipment & Products 0.1%
Brunswick Corp.	3,100	98,890
Eastman Kodak Co.	9,700	250,260
Hasbro, Inc.	5,400	147,150
Mattel, Inc.	12,800	290,048

		786,348
Media 2.0%
CBS Corp. "B"	26,350	821,593
Clear Channel Communications, Inc.	16,500	586,410
Comcast Corp. "A"*	70,800	2,996,964
Dow Jones & Co., Inc.	2,200	83,600
E.W. Scripps Co. "A"	2,600	129,844
Gannett Co., Inc.	7,900	477,634
Interpublic Group of Companies, Inc.*	15,000	183,600
McGraw-Hill Companies, Inc.	11,900	809,438
Meredith Corp.	1,300	73,255
New York Times Co. "A"	4,200	102,312
News Corp. "A"	78,800	1,692,624
Omnicom Group, Inc.	5,700	595,878
The DIRECTV Group, Inc.*	26,100	650,934
Time Warner, Inc.	134,400	2,927,232
Tribune Co.	6,500	200,070
Univision Communications, Inc. "A"*	8,100	286,902
Viacom, Inc. "B"*	24,250	994,977
Walt Disney Co.	69,600	2,385,192

		15,998,459
Multiline Retail 0.6%
Big Lots, Inc.*	3,800	87,096
Dillard's, Inc. "A"	2,100	73,437
Dollar General Corp.	10,100	162,206
Family Dollar Stores, Inc.	5,100	149,583
Federated Department Stores, Inc.	17,700	674,901
J.C. Penney Co., Inc.	7,600	587,936
Kohl's Corp.*	11,000	752,730
Nordstrom, Inc.	7,600	374,984
Sears Holdings Corp.*	2,817	473,059
Target Corp.	28,900	1,648,745

		4,984,677
Specialty Retail 1.1%
AutoNation, Inc.*	5,200	110,864
AutoZone, Inc.*	1,800	208,008
Bed Bath & Beyond, Inc.*	9,600	365,760
Best Buy Co., Inc.	13,600	668,984
Circuit City Stores, Inc.	4,900	93,002
Home Depot, Inc.	68,700	2,758,992
Limited Brands, Inc.	11,600	335,704
Lowe's Companies, Inc.	51,300	1,597,995
Office Depot, Inc.*	9,400	358,798
OfficeMax, Inc.	2,500	124,125
RadioShack Corp.	4,300	72,154

Staples, Inc.	24,900	664,830
The Gap, Inc.	18,600	362,700
The Sherwin-Williams Co.	3,800	241,604
Tiffany & Co.	4,600	180,504
TJX Companies, Inc.	15,400	439,208

		8,583,232
Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.*	12,400	532,704
Jones Apparel Group, Inc.	3,700	123,691
Liz Claiborne, Inc.	3,400	147,764
NIKE, Inc. "B"	6,300	623,889
VF Corp.	2,800	229,824

		1,657,872
Consumer Staples 5.1%
Beverages 1.1%
Anheuser-Busch Companies, Inc.	25,900	1,274,280
Brown-Forman Corp. "B"	2,800	185,472
Coca-Cola Co.	68,700	3,314,775
Coca-Cola Enterprises, Inc.	9,300	189,906
Constellation Brands, Inc. "A"*	6,900	200,238
Molson Coors Brewing Co. "B"	1,500	114,660
Pepsi Bottling Group, Inc.	4,600	142,186
PepsiCo, Inc.	55,300	3,459,015

		8,880,532
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	15,500	819,485
CVS Corp.	27,700	856,207
Kroger Co.	24,100	555,987
Safeway, Inc.	14,900	514,944
SUPERVALU, Inc.	6,847	244,780
Sysco Corp.	20,800	764,608
Wal-Mart Stores, Inc.	82,800	3,823,704
Walgreen Co.	33,800	1,551,082
Whole Foods Market, Inc.	4,900	229,957

		9,360,754
Food Products 0.6%
Archer-Daniels-Midland Co.	22,200	709,512
Campbell Soup Co.	7,300	283,897
ConAgra Foods, Inc.	17,200	464,400
Dean Foods Co.*	4,500	190,260
General Mills, Inc.	11,500	662,400
H.J. Heinz Co.	11,100	499,611
Kellogg Co.	8,200	410,492
McCormick & Co., Inc.	4,600	177,376
Sara Lee Corp.	25,100	427,453
The Hershey Co.	6,000	298,800
Tyson Foods, Inc. "A"	8,000	131,600
William Wrigley Jr. Co.	7,575	391,779

		4,647,580
Household Products 1.2%
Clorox Co.	5,200	333,580
Colgate-Palmolive Co.	17,300	1,128,652
Kimberly-Clark Corp.	15,400	1,046,430

Procter & Gamble Co.	106,737	6,859,987

		9,368,649
Personal Products 0.1%
Avon Products, Inc.	15,000	495,600
Estee Lauder Companies, Inc. "A"	4,300	175,526

		671,126
Tobacco 0.9%
Altria Group, Inc.	70,600	6,058,892
Reynolds American, Inc.	5,800	379,726
UST, Inc.	5,400	314,280

		6,752,898
Energy 5.4%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	10,800	806,328
BJ Services Co.	9,900	290,268
Halliburton Co.	33,900	1,052,595
Nabors Industries Ltd.*	10,100	300,778
National-Oilwell Varco, Inc.*	6,000	367,080
Noble Corp.	4,600	350,290
Rowan Companies, Inc.	3,800	126,160
Schlumberger Ltd.	39,700	2,507,452
Smith International, Inc.	6,900	283,383
Transocean, Inc.*	9,800	792,722
Weatherford International Ltd.*	11,400	476,406

		7,353,462
Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp.	15,500	674,560
Apache Corp.	11,100	738,261
Chesapeake Energy Corp.	13,100	380,555
Chevron Corp.	73,540	5,407,396
ConocoPhillips	55,411	3,986,822
CONSOL Energy, Inc.	6,100	195,993
Devon Energy Corp.	14,900	999,492
El Paso Corp.	23,400	357,552
EOG Resources, Inc.	8,200	512,090
ExxonMobil Corp.	196,400	15,050,132
Hess Corp.	9,200	456,044
Kinder Morgan, Inc.	3,600	380,700
Marathon Oil Corp.	11,800	1,091,500
Murphy Oil Corp.	6,100	310,185
Occidental Petroleum Corp.	29,000	1,416,070
Peabody Energy Corp.	9,000	363,690
Sunoco, Inc.	4,400	274,384
Valero Energy Corp.	20,400	1,043,664
Williams Companies, Inc.	20,500	535,460
XTO Energy, Inc.	12,500	588,125

		34,762,675
Financials 12.1%
Capital Markets 2.1%
Ameriprise Financial, Inc.	8,160	444,720
Bank of New York Co., Inc.	26,700	1,051,179
Bear Stearns Companies, Inc.	3,900	634,842
Charles Schwab Corp.	34,900	674,966

E*TRADE Financial Corp.*	14,400	322,848
Federated Investors, Inc. "B"	2,900	97,962
Franklin Resources, Inc.	5,500	605,935
Janus Capital Group, Inc.	6,700	144,653
Legg Mason, Inc.	4,391	417,365
Lehman Brothers Holdings, Inc.	17,900	1,398,348
Mellon Financial Corp.	14,700	619,605
Merrill Lynch & Co., Inc.	29,800	2,774,380
Morgan Stanley	35,700	2,907,051
State Street Corp.	11,700	789,048
T. Rowe Price Group, Inc.	9,000	393,930
The Goldman Sachs Group, Inc.	14,400	2,870,640

		16,147,472
Commercial Banks 2.3%
BB&T Corp.	18,200	799,526
Comerica, Inc.	5,300	311,004
Commerce Bancorp, Inc.	6,400	225,728
Compass Bancshares, Inc.	4,300	256,495
Fifth Third Bancorp.	19,800	810,414
First Horizon National Corp.	5,000	208,900
Huntington Bancshares, Inc.	8,700	206,625
KeyCorp.	13,500	513,405
M&T Bank Corp.	2,800	342,048
Marshall & Ilsley Corp.	8,200	394,502
National City Corp.	20,600	753,136
PNC Financial Services Group, Inc.	10,400	770,016
Regions Financial Corp.	24,548	918,095
SunTrust Banks, Inc.	11,900	1,004,955
Synovus Financial Corp.	11,500	354,545
US Bancorp.	59,200	2,142,448
Wachovia Corp.	64,201	3,656,247
Wells Fargo & Co.	113,700	4,043,172
Zions Bancorp.	4,000	329,760

		18,041,021
Consumer Finance 0.5%
American Express Co.	40,600	2,463,202
Capital One Financial Corp.	13,696	1,052,127
SLM Corp.	13,800	673,026

		4,188,355
Diversified Financial Services 3.1%
Bank of America Corp.	151,252	8,075,344
Chicago Mercantile Exchange Holdings, Inc.	1,200	611,700
CIT Group, Inc.	6,700	373,659
Citigroup, Inc.	165,500	9,218,350
JPMorgan Chase & Co.	116,800	5,641,440
Moody's Corp.	7,900	545,574

		24,466,067
Insurance 2.6%
ACE Ltd.	11,000	666,270
Aflac, Inc.	17,000	782,000
Allstate Corp.	21,100	1,373,821
Ambac Financial Group, Inc.	3,600	320,652
American International Group, Inc.	87,600	6,277,416
Aon Corp.	10,400	367,536

Chubb Corp.	13,900	735,449
Cincinnati Financial Corp.	5,905	267,556
Genworth Financial, Inc. "A"	15,000	513,150
Hartford Financial Services Group, Inc.	10,300	961,093
Lincoln National Corp.	9,711	644,810
Loews Corp.	15,200	630,344
Marsh & McLennan Companies, Inc.	18,500	567,210
MBIA, Inc.	4,500	328,770
MetLife, Inc.	25,600	1,510,656
Principal Financial Group, Inc.	9,100	534,170
Progressive Corp.	26,500	641,830
Prudential Financial, Inc.	16,000	1,373,760
Safeco Corp.	3,500	218,925
The St. Paul Travelers Companies, Inc.	23,200	1,245,608
Torchmark Corp.	3,500	223,160
UnumProvident Corp.	11,000	228,580
XL Capital Ltd. "A"	6,100	439,322

		20,852,088
Real Estate Investment Trusts 0.6%
Apartment Investment & Management Co. "A" (REIT)	3,400	190,468
Archstone-Smith Trust (REIT)	7,300	424,933
Boston Properties, Inc. (REIT)	3,700	413,956
Equity Office Properties Trust (REIT)	11,900	573,223
Equity Residential (REIT)	9,900	502,425
Kimco Realty Corp. (REIT)	7,300	328,135
Plum Creek Timber Co., Inc. (REIT)	6,400	255,040
ProLogis (REIT)	8,500	516,545
Public Storage, Inc. (REIT)	3,680	358,800
Simon Property Group, Inc. (REIT)	7,500	759,675
Vornado Realty Trust (REIT)	4,100	498,150

		4,821,350
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	6,300	209,160
Realogy Corp.*	7,313	221,730

		430,890
Thrifts & Mortgage Finance 0.8%
Countrywide Financial Corp.	20,900	887,205
Fannie Mae	32,900	1,953,931
Freddie Mac	23,400	1,588,860
MGIC Investment Corp.	2,800	175,112
Sovereign Bancorp, Inc.	12,125	307,854
Washington Mutual, Inc.	31,854	1,449,038

		6,362,000
Health Care 6.6%
Biotechnology 0.7%
Amgen, Inc.*	39,297	2,684,378
Biogen Idec, Inc.*	11,300	555,847
Celgene Corp.*	12,500	719,125
Genzyme Corp.*	8,900	548,062
Gilead Sciences, Inc.*	15,500	1,006,415
MedImmune, Inc.*	8,000	258,960

		5,772,787

Health Care Equipment & Supplies 0.9%
Bausch & Lomb, Inc.	1,800	93,708
Baxter International, Inc.	22,000	1,020,580
Becton, Dickinson & Co.	8,300	582,245
Biomet, Inc.	8,100	334,287
Boston Scientific Corp.*	39,726	682,493
C.R. Bard, Inc.	3,500	290,395
Hospira, Inc.*	5,200	174,616
Medtronic, Inc.	38,800	2,076,188
St. Jude Medical, Inc.*	12,000	438,720
Stryker Corp.	10,000	551,100
Zimmer Holdings, Inc.*	8,100	634,878

		6,879,210
Health Care Providers & Services 1.3%
Aetna, Inc.	17,600	759,968
AmerisourceBergen Corp.	6,500	292,240
Cardinal Health, Inc.	13,600	876,248
Caremark Rx, Inc.	14,300	816,673
CIGNA Corp.	3,400	447,338
Coventry Health Care, Inc.*	5,400	270,270
Express Scripts, Inc.*	4,500	322,200
Health Management Associates, Inc. "A"	7,500	158,325
Humana, Inc.*	5,600	309,736
Laboratory Corp. of America Holdings*	4,200	308,574
Manor Care, Inc.	2,500	117,300
McKesson Corp.	10,000	507,000
Medco Health Solutions, Inc.*	9,900	529,056
Patterson Companies, Inc.*	4,800	170,448
Quest Diagnostics, Inc.	5,400	286,200
Tenet Healthcare Corp.*	16,400	114,308
UnitedHealth Group, Inc.	45,300	2,433,969
WellPoint, Inc.*	20,862	1,641,631

		10,361,484
Health Care Technology 0.0%
IMS Health, Inc.	6,700	184,116
Life Sciences Tools & Services 0.2%
Applera Corp. - Applied Biosystems Group	6,200	227,478
Millipore Corp.*	1,800	119,880
PerkinElmer, Inc.	4,100	91,143
Thermo Fisher Scientific, Inc.*	13,728	621,741
Waters Corp.*	3,500	171,395

		1,231,637
Pharmaceuticals 3.5%
Abbott Laboratories	51,700	2,518,307
Allergan, Inc.	5,200	622,648
Barr Pharmaceuticals, Inc.*	3,600	180,432
Bristol-Myers Squibb Co.	66,300	1,745,016
Eli Lilly & Co.	33,200	1,729,720
Forest Laboratories, Inc.*	10,700	541,420
Johnson & Johnson	97,700	6,450,154
King Pharmaceuticals, Inc.*	8,200	130,544
Merck & Co., Inc.	73,100	3,187,160
Mylan Laboratories, Inc.	7,100	141,716
Pfizer, Inc.	242,800	6,288,520
Schering-Plough Corp.	49,900	1,179,636

Watson Pharmaceuticals, Inc.*	3,600	93,708
Wyeth	45,300	2,306,676

		27,115,657
Industrials 5.9%
Aerospace & Defense 1.3%
Boeing Co.	26,600	2,363,144
General Dynamics Corp.	13,600	1,011,160
Goodrich Corp.	4,200	191,310
Honeywell International, Inc.	27,500	1,244,100
L-3 Communications Holdings, Inc.	4,200	343,476
Lockheed Martin Corp.	12,000	1,104,840
Northrop Grumman Corp.	11,600	785,320
Raytheon Co.	15,000	792,000
Rockwell Collins, Inc.	5,600	354,424
United Technologies Corp.	33,800	2,113,176

		10,302,950
Air Freight & Logistics 0.5%
FedEx Corp.	10,300	1,118,786
United Parcel Service, Inc. "B"	36,100	2,706,778

		3,825,564
Airlines 0.1%
Southwest Airlines Co.	26,700	409,044
Building Products 0.1%
American Standard Companies, Inc.	5,900	270,515
Masco Corp.	13,800	412,206

		682,721
Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc.*	8,400	103,236
Avery Dennison Corp.	3,200	217,376
Cintas Corp.	4,600	182,666
Equifax, Inc.	4,200	170,520
Monster Worldwide, Inc.*	4,400	205,216
Pitney Bowes, Inc.	7,600	351,044
R.R. Donnelley & Sons Co.	7,400	262,996
Robert Half International, Inc.	5,700	211,584
Waste Management, Inc.	18,300	672,891

		2,377,529
Construction & Engineering 0.0%
Fluor Corp.	2,900	236,785
Electrical Equipment 0.2%
American Power Conversion Corp.	5,800	177,422
Cooper Industries Ltd. "A"	3,000	271,290
Emerson Electric Co.	27,000	1,190,430
Rockwell Automation, Inc.	5,700	348,156

		1,987,298
Industrial Conglomerates 2.2%
3M Co.	24,800	1,932,664
General Electric Co.	347,100	12,915,591
Textron, Inc.	4,200	393,834
Tyco International Ltd.	67,000	2,036,800

		17,278,889
Machinery 0.8%
Caterpillar, Inc.	21,900	1,343,127

Cummins, Inc.	1,700	200,906
Danaher Corp.	8,000	579,520
Deere & Co.	7,800	741,546
Dover Corp.	6,900	338,238
Eaton Corp.	5,000	375,700
Illinois Tool Works, Inc.	14,100	651,279
Ingersoll-Rand Co., Ltd. "A"	10,300	403,039
ITT Corp.	6,200	352,284
PACCAR, Inc.	8,450	548,405
Pall Corp.	4,300	148,565
Parker Hannifin Corp.	4,000	307,520
Terex Corp.*	3,500	226,030

		6,216,159
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	12,100	893,101
CSX Corp.	14,700	506,121
Norfolk Southern Corp.	13,400	673,886
Ryder System, Inc.	2,100	107,226
Union Pacific Corp.	9,100	837,382

		3,017,716
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	2,300	160,862
Information Technology 8.3%
Communications Equipment 1.5%
ADC Telecommunications, Inc.*	4,014	58,324
Avaya, Inc.*	15,200	212,496
Ciena Corp.*	2,885	79,943
Cisco Systems, Inc.*	204,500	5,588,985
Comverse Technologies, Inc.*	7,000	147,770
Corning, Inc.*	52,700	986,017
JDS Uniphase Corp.*	7,250	120,785
Juniper Networks, Inc.*	19,300	365,542
Motorola, Inc.	81,400	1,673,584
QUALCOMM, Inc.	55,700	2,104,903
Tellabs, Inc.*	14,900	152,874

		11,491,223
Computers & Peripherals 2.1%
Apple Computer, Inc.*	28,600	2,426,424
Dell, Inc.*	76,900	1,929,421
EMC Corp.*	74,200	979,440
Hewlett-Packard Co.	92,300	3,801,837
International Business Machines Corp.	50,700	4,925,505
Lexmark International, Inc. "A"*	3,300	241,560
NCR Corp.*	6,100	260,836
Network Appliance, Inc.*	12,700	498,856
QLogic Corp.*	5,300	116,176
SanDisk Corp.*	7,708	331,675
Sun Microsystems, Inc.*	120,000	650,400

		16,162,130
Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*	13,700	477,445
Jabil Circuit, Inc.	6,100	149,755
Molex, Inc.	5,000	158,150

Sanmina-SCI Corp.*	18,400	63,480
Solectron Corp.*	31,500	101,430
Symbol Technologies, Inc.*	8,700	129,978
Tektronix, Inc.	2,800	81,676

		1,161,914
Internet Software & Services 0.7%
eBay, Inc.*	39,000	1,172,730
Google, Inc. "A"*	7,165	3,299,339
VeriSign, Inc.*	8,300	199,615
Yahoo!, Inc.*	41,200	1,052,248

		5,723,932
IT Services 0.6%
Affiliated Computer Services, Inc. "A"*	4,000	195,360
Automatic Data Processing, Inc.	18,600	916,050
Cognizant Technology Solutions Corp. "A"*	4,800	370,368
Computer Sciences Corp.*	5,800	309,546
Convergys Corp.*	4,800	114,144
Electronic Data Systems Corp.	17,400	479,370
Fidelity National Information Services, Inc.	5,600	224,504
First Data Corp.	25,800	658,416
Fiserv, Inc.*	5,800	304,036
Paychex, Inc.	11,500	454,710
Sabre Holdings Corp. "A"	4,600	146,694
Unisys Corp.*	11,800	92,512
Western Union Co.	25,800	578,436

		4,844,146
Office Electronics 0.1%
Xerox Corp.*	32,500	550,875
Semiconductors & Semiconductor Equipment 1.3%
Advanced Micro Devices, Inc.*	16,700	339,845
Altera Corp.*	12,800	251,904
Analog Devices, Inc.	11,500	378,005
Applied Materials, Inc.	46,800	863,460
Broadcom Corp. "A"*	15,950	515,344
Intel Corp.	194,200	3,932,550
KLA-Tencor Corp.	6,700	333,325
Linear Technology Corp.	10,000	303,200
LSI Logic Corp.*	13,600	122,400
Maxim Integrated Products, Inc.	10,600	324,572
Micron Technology, Inc.*	24,600	343,416
National Semiconductor Corp.	9,700	220,190
Novellus Systems, Inc.*	4,300	148,006
NVIDIA Corp.*	12,100	447,821
PMC-Sierra, Inc.*	8,500	57,035
Teradyne, Inc.*	6,400	95,744
Texas Instruments, Inc.	50,000	1,440,000
Xilinx, Inc.	11,900	283,339

		10,400,156
Software 1.9%
Adobe Systems, Inc.*	19,600	805,952
Autodesk, Inc.*	7,800	315,588
BMC Software, Inc.*	6,900	222,180
CA, Inc.	13,800	312,570
Citrix Systems, Inc.*	6,200	167,710

Compuware Corp.*	11,800	98,294
Electronic Arts, Inc.*	10,400	523,744
Intuit, Inc.*	11,700	356,967
Microsoft Corp.	291,358	8,699,950
Novell, Inc.*	11,400	70,680
Oracle Corp.*	134,700	2,308,758
Symantec Corp.*	31,560	658,026

		14,540,419
Materials 1.6%
Chemicals 0.8%
Air Products & Chemicals, Inc.	7,400	520,072
Ashland, Inc.	1,900	131,442
Dow Chemical Co.	32,200	1,286,068
E.I. du Pont de Nemours & Co.	31,000	1,510,010
Eastman Chemical Co.	2,800	166,068
Ecolab, Inc.	6,000	271,200
Hercules, Inc.*	4,000	77,240
International Flavors & Fragrances, Inc.	2,700	132,732
Monsanto Co.	18,300	961,299
PPG Industries, Inc.	5,400	346,734
Praxair, Inc.	10,900	646,697
Rohm & Haas Co.	4,800	245,376
Sigma-Aldrich Corp.	2,200	170,984

		6,465,922
Construction Materials 0.0%
Vulcan Materials Co.	3,400	305,558
Containers & Packaging 0.1%
Ball Corp.	3,600	156,960
Bemis Co., Inc.	3,600	122,328
Pactiv Corp.*	4,500	160,605
Sealed Air Corp.	2,700	175,284
Temple-Inland, Inc.	3,400	156,502

		771,679
Metals & Mining 0.5%
Alcoa, Inc.	29,200	876,292
Allegheny Technologies, Inc.	3,300	299,244
Freeport-McMoRan Copper & Gold, Inc. "B"	6,600	367,818
Newmont Mining Corp.	15,100	681,765
Nucor Corp.	10,200	557,532
Phelps Dodge Corp.	6,900	826,068
United States Steel Corp.	4,000	292,560

		3,901,279
Paper & Forest Products 0.2%
International Paper Co.	15,550	530,255
MeadWestvaco Corp.	6,200	186,372
Weyerhaeuser Co.	8,000	565,200

		1,281,827
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	129,404	4,626,193
BellSouth Corp.	61,400	2,892,554
CenturyTel, Inc.	3,900	170,274
Citizens Communications Co.	11,000	158,070

Embarq Corp.	5,088	267,425
Qwest Communications International, Inc.*	54,700	457,839
Verizon Communications, Inc.	98,300	3,660,692
Windstream Corp.	16,318	232,042

		12,465,089
Wireless Telecommunication Services 0.3%
ALLTEL Corp.	12,600	762,048
Sprint Nextel Corp.	97,475	1,841,303

		2,603,351
Utilities 1.9%
Electric Utilities 1.0%
Allegheny Energy, Inc.*	5,600	257,096
American Electric Power Co., Inc.	13,300	566,314
Duke Energy Corp.	42,332	1,405,846
Edison International	11,000	500,280
Entergy Corp.	7,000	646,240
Exelon Corp.	22,600	1,398,714
FirstEnergy Corp.	10,700	645,210
FPL Group, Inc.	13,600	740,112
Pinnacle West Capital Corp.	3,400	172,346
PPL Corp.	12,800	458,752
Progress Energy, Inc.	8,600	422,088
Southern Co.	25,000	921,500

		8,134,498
Gas Utilities 0.1%
Nicor, Inc.	1,500	70,200
Peoples Energy Corp.	1,300	57,941
Questar Corp.	2,900	240,845

		368,986
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	22,600	498,104
Constellation Energy Group	6,100	420,107
Dynegy, Inc. "A"*	11,300	81,812
TXU Corp.	15,500	840,255

		1,840,278
Multi-Utilities 0.6%
Ameren Corp.	6,900	370,737
CenterPoint Energy, Inc.	10,700	177,406
CMS Energy Corp.*	7,700	128,590
Consolidated Edison, Inc.	8,500	408,595
Dominion Resources, Inc.	11,900	997,696
DTE Energy Co.	6,000	290,460
KeySpan Corp.	6,000	247,080
NiSource, Inc.	9,200	221,720
PG&E Corp.	11,800	558,494
Public Service Enterprise Group, Inc.	8,500	564,230
Sempra Energy	8,900	498,756
TECO Energy, Inc.	7,200	124,056
Xcel Energy, Inc.	13,700	315,922

		4,903,742

Total Common Stocks (Cost $341,892,486)		428,631,315

	Principal Amount ($)	Value ($)

Corporate Bonds 4.5%
Consumer Discretionary 0.9%
Comcast Corp., 5.875%, 2/15/2018	354,000	350,196
DaimlerChrysler NA Holding Corp., Series E, 5.901% **, 10/31/2008	1,491,000	1,496,773
TCI Communications, Inc., 8.75%, 8/1/2015	1,529,000	1,808,478
Time Warner, Inc.:
7.57%, 2/1/2024 (a)	1,164,000	1,279,157
7.625%, 4/15/2031	87,000	97,193
Viacom, Inc.:
5.75%, 4/30/2011	678,000	678,347
6.875%, 4/30/2036	1,058,000	1,046,022

		6,756,166
Energy 0.3%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	660,000	666,927
Arizona Public Service Co., 6.875%, 8/1/2036	490,000	516,978
Chesapeake Energy Corp.:
6.375%, 6/15/2015	210,000	207,900
6.875%, 1/15/2016	121,000	122,059
Enterprise Products Operating LP, 7.5%, 2/1/2011	535,000	570,546

		2,084,410
Financials 1.7%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	2,810,000	3,062,852
American General Finance Corp.:
Series H, 4.625%, 9/1/2010	1,305,000	1,273,525
Series J, 5.625%, 8/17/2011	895,000	901,991
BAC Capital Trust XI, 6.625%, 5/23/2036	255,000	275,192
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	560,000	674,493
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	1,180,000	1,286,806
ERP Operating LP, 6.95%, 3/2/2011	94,000	99,539
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	760,000	778,276
Morgan Stanley, Series F, 5.75%, 10/18/2016	1,370,000	1,390,103
Nelnet, Inc., 7.4%, 9/29/2036	320,000	329,523
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033	682,000	705,480
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	650,000	649,619
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	305,000	294,422
Wachovia Capital Trust III, 5.8%, 3/15/2042	1,610,000	1,623,290

		13,345,111
Industrials 0.1%
D.R. Horton, Inc., 5.375%, 6/15/2012	369,000	356,897
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017 (a)	534,000	568,710

		925,607
Materials 0.0%
Newmont Mining Corp., 5.875%, 4/1/2035	421,000	391,333
Telecommunication Services 0.2%
Embarq Corp., 7.082%, 6/1/2016	1,134,000	1,154,435
Sprint Nextel Corp., 6.0%, 12/1/2016	770,000	750,463

		1,904,898
Utilities 1.3%
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036	325,000	331,768
Constellation Energy Group, 7.6%, 4/1/2032	290,000	338,728

Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	400,000	401,832
7.5%, 6/30/2066	1,305,000	1,403,195
Energy East Corp.:
6.75%, 6/15/2012	970,000	1,017,334
6.75%, 9/15/2033	165,000	173,304
6.75%, 7/15/2036	450,000	474,792
Entergy Louisiana LLC, 6.3%, 9/1/2035	250,000	246,098
Nevada Power Co., Series N, 6.65%, 4/1/2036	1,100,000	1,142,722
Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/2011	1,557,000	1,611,291
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,730,000	1,833,143
Westar Energy, Inc., 5.95%, 1/1/2035	990,000	949,068

		9,923,275

Total Corporate Bonds (Cost $34,831,837)		35,330,800
Foreign Bonds - US$ Denominated 2.0%
Energy 0.5%
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	920,000	922,948
SPI Electricity Property Ltd., 144A, 7.25%, 12/1/2016	2,875,000	3,229,858

		4,152,806
Financials 1.0%
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	713,000	691,525
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	689,000	740,980
Mizuho Financial Group, (Cayman), 8.375%, 4/27/2049	1,340,000	1,415,844
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	2,230,000	2,263,200
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	2,055,000	2,125,795
Xstrata Finance Canada, 144A, 5.8%, 11/15/2016	725,000	722,896

		7,960,240

Information Technology 0.1%
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	115,000	115,000
6.8%, 10/1/2016	175,000	175,875

		290,875
Materials 0.2%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015 (a)	1,042,000	1,024,120
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	499,000	497,674

		1,521,794
Telecommunication Services 0.2%
Telecom Italia Capital:
4.95%, 9/30/2014	385,000	356,680
5.25%, 11/15/2013	1,419,000	1,353,001

		1,709,681

Total Foreign Bonds - US$ Denominated (Cost $14,970,704)		15,635,396
Asset Backed 2.8%
Home Equity Loans
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	935,713	935,558
Bayview Financial Acquisition Trust, "1A1", Series 2006-A, 5.614%, 2/28/2041	712,648	709,189
Citigroup Mortgage Loan Trust, Inc., "A1", Series 2006-WFH4, 5.4% **, 11/25/2036	1,839,054	1,839,082
Countrywide Asset-Backed Certificates:

"AF3", Series 2005-1, 4.575%, 7/25/2035	1,629,909	1,617,208
"A1", Series 2006-S6, 5.46% **, 3/25/2034	1,229,633	1,229,690
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,320,000	1,317,723
"A2", Series 2006-15, 5.683%, 10/25/2046	1,305,000	1,306,116
"A6", Series 2006-15, 5.826%, 10/25/2046	1,055,000	1,070,023
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,295,000	1,328,239
First Franklin Mortgage Loan NIM, "A", Series 2005-FFH2, 144A, 4.75%, 4/27/2035	36,022	35,895
Household Home Equity Loan Trust:
"A1F", Series 2006-4, 5.79%, 3/20/2036	2,080,000	2,080,645
"A1F", Series 2006-3, 5.98%, 3/20/2036	1,760,557	1,759,271
JPMorgan Mortgage Acquisition Corp., "A2", Series 2006-CH1, 5.4% **, 7/25/2036	1,821,770	1,821,648
Merrill Lynch Mortgage Investors, Inc., "N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	28,106	28,001
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035	77,046	76,891
Renaissance Home Equity Loan Trust, "AF2", Series 2005-3, 4.723%, 11/25/2035	1,925,000	1,912,608
Residential Asset Securities Corp., "AI1", Series 2006-KS3, 5.42% **, 4/25/2036	1,007,521	1,007,777
Residential Funding Mortgage Securities II, "A1" Series 2006-HI4, 5.45% **, 9/25/2036	1,849,274	1,849,356

Total Asset Backed (Cost $21,929,118)		21,924,920

US Government Agency Sponsored Pass-Throughs 4.2%
Federal Home Loan Mortgage Corp.:
5.5%, 10/1/2023	1,039,237	1,034,866
6.0%, with various maturities from 12/1/2025 until 10/1/2033	1,695,471	1,713,872
6.5%, 1/1/2035	988,546	1,010,756
Federal National Mortgage Association:
4.5%, with various maturities from 6/1/2019 until 10/1/2033	3,952,352	3,768,585
5.0%, 12/1/2025	2,115,044	2,058,164
5.5%, with various maturities from 11/1/2024 until 4/1/2036	10,334,181	10,244,587
6.0%, with various maturities from 1/1/2024 until 4/1/2024	2,123,470	2,149,314
6.5%, with various maturities from 5/1/2023 until 9/1/2036	8,655,979	8,830,535
7.0%, 8/1/2036	1,272,511	1,306,180
7.13%, 1/1/2012	1,089,176	1,080,274
9.0%, 11/1/2030	67,438	73,501

Total US Government Agency Sponsored Pass-Throughs (Cost $33,472,713)		33,270,634
Commercial and Non-Agency Mortgage-Backed Securities 11.5%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.77% **, 5/25/2036	1,345,000	1,362,994
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115%, 10/10/2045	2,060,000	2,028,900
Banc of America Mortgage Securities, "1A11", Series 2003-2, 5.5%, 4/25/2033	1,265,000	1,260,354
Bear Stearns Adjustable Rate Mortgage Trust:
"2A1", Series 2004-12, 4.46% **, 2/25/2035	1,193,971	1,178,493
"A1", Series 2006-1, 4.625% **, 2/25/2036	3,130,707	3,075,975
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.27% **, 12/25/2035	1,219,870	1,209,264
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	589,486	586,276
"1A1", Series 2004-8, 5.5%, 10/25/2034	1,010,857	1,006,566
Citigroup Commercial Mortgage Trust, "ASB", Series 2006-C5, 5.413%, 10/15/2049	1,360,000	1,365,367
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.545% **, 3/25/2036	2,415,904	2,413,623
"1A3A", Series 2006-AR5, 5.933% **, 7/25/2036	1,184,890	1,196,582
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,305,827	1,329,904
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	1,260,555	1,268,924
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033	1,014,998	1,005,072
"2A1", Series 2005-J6, 5.5%, 7/25/2025	1,552,762	1,537,248
"A6", Series 2004-14T2, 5.5%, 8/25/2034	984,087	977,520
"1A1", Series 2004-J1, 6.0%, 2/25/2034	257,350	256,085

"A1", Series 2004-35T2, 6.0%, 2/25/2035	689,359	689,184
Countrywide Home Loans:
"2A2C", Series 2006-HYB1, 5.26% **, 3/20/2036	1,315,000	1,310,483
"2A1", Series 2006-HYB1, 5.38% **, 3/20/2036	1,083,142	1,081,728
First Horizon Mortgage Pass-Through Trust, "1A2", Series 2006-AR4, 5.528%**, 1/25/2037	2,345,000	2,343,901
GE Capital Commercial Mortgage Corp., "AAB", Series 2005-C3, 4.94%, 7/10/2045	680,000	667,213
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	872,056	867,003
"A1", Series 2006-J1, 5.75%, 4/25/2036	1,881,273	1,884,606
Greenwich Capital Commercial Funding Corp., "AAB", Series 2006-GG7, 5.91% **, 7/10/2038	790,000	820,157
GS Mortgage Securities Corp. II, "A4", Series 2005-GG4, 4.761%, 7/10/2039	2,115,000	2,034,483
GSR Mortgage Loan Trust, "1A2", Series 2005-3F, 5.5%, 3/25/2035	1,955,000	1,947,484
Indymac Inda Mortgage Loan Trust:
"2A1", Series 2005-AR2, 5.0% **, 1/25/2036	1,370,667	1,354,687
"1A1", Series 2006-AR3, 5.39% **, 12/25/2036	1,548,030	1,541,284
JPMorgan Mortgage Trust:
"7A1", Series 2006-A3, 4.581%**, 4/25/2035	1,850,542	1,819,016
"3A3", Series 2004-A3, 4.975%**, 7/25/2034	1,380,000	1,340,572
"2A1R", Series 2006-A7, 5.5%, 1/25/2037	2,080,000	2,079,594
"2A4", Series 2006-A2, 5.766%**, 4/25/2036	2,000,000	2,028,907
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030	2,080,000	2,028,643
"A4", Series 2005-C7, 5.197%, 11/15/2030	2,110,000	2,091,857
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	1,315,000	1,317,125
"1A10", Series 2006-3, 6.0%, 7/25/2036	1,262,586	1,272,011
Master Adjustable Rate Mortgages Trust:
"B1", Series 2004-13, 3.814% **, 12/21/2034	1,386,034	1,339,772
"5A1", Series 2004-6, 4.689% **, 7/25/2034	903,034	892,279
Master Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034	94,880	94,982
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	1,100,691	1,077,989
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	175,000	170,245
Mortgage Capital Funding, Inc.:
"A2", Series 1998-MC3, 6.337%, 11/18/2031	771,204	777,013
"E", Series 1997-MC2, 7.214%, 11/20/2027	1,925,000	1,929,436
Residential Accredit Loans, Inc.:
"A3", Series 2004-QS11, 5.5%, 8/25/2034	724,530	719,270
"CB", Series 2004-QS2, 5.75%, 2/25/2034	788,203	781,306
"CB1", Series 2002-QS17, 6.0%, 11/25/2032	967,005	972,227
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	1,190,000	1,164,437
"5A1", Series 2005-18, 5.55% **, 9/25/2035	1,058,874	1,057,081
"2A1", Series 2006-1, 5.63% **, 2/25/2036	647,594	647,328
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	399,977	384,728
Washington Mutual:
"1A3", Series 2005-AR14, 5.068% **, 12/25/2035	1,325,000	1,308,411
"1A3", Series 2005-AR16, 5.113%**, 12/25/2035	1,305,000	1,297,944
"1A1", Series 2006-AR18, 5.372%**, 1/25/2037	2,080,000	2,078,453
"2A2", Series 2006-AR18, 5.516%**, 1/25/2037	1,385,000	1,378,724
"1A1", Series 2006-AR16, 5.63%**, 12/25/2036	1,990,711	1,991,819
"1A2", Series 2006-AR12, 5.834% **, 10/25/2036	1,315,000	1,329,188
"1A4", Series 2006-AR8, 5.92% **, 8/25/2046	1,187,699	1,196,298
Wells Fargo Mortgage Backed Securities Trust:
"4A4", Series 2005-AR16, 4.992% **, 10/25/2035	765,436	760,359
"4A2", Series 2005-AR16, 4.992% **, 10/25/2035	2,080,000	2,055,388
"2A5", Series 2006-AR2, 5.1% **, 3/25/2036	4,270,311	4,244,599
"3A2", Series 2006-AR8, 5.238%, 4/25/2036	2,070,000	2,065,417

"A1", Series 2006-3, 5.5%, 3/25/2036	1,923,716	1,916,681
"A6", Series 2006-AR11, 5.537% **, 8/25/2036	1,995,000	2,005,449
"1A3", Series 2006-6, 5.75%, 5/25/2036	1,370,049	1,372,062

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $90,368,927)		90,587,970
Collateralized Mortgage Obligations 3.9%
Fannie Mae Whole Loan:
"A2", Series 2004-W4, 5.0%, 6/25/2034	1,753,012	1,734,705
"A23", Series 2004-W10, 5.0%, 8/25/2034	2,055,000	2,040,352
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,380,000	1,331,342
"HG", Series 2543, 4.75%, 9/15/2028	475,504	471,660
"BG", Series 2640, 5.0%, 2/15/2032	2,330,000	2,253,583
"BG", Series 2869, 5.0%, 7/15/2033	315,000	302,746
"DG", Series 2662, 5.0%, 10/15/2022	915,000	883,053
"KD", Series 2915, 5.0%, 9/15/2033	1,460,000	1,400,930
"NE", Series 2802, 5.0%, 2/15/2033	880,000	848,069
"NE", Series 2921, 5.0%, 9/15/2033	2,080,000	1,995,758
"PD", Series 2783, 5.0%, 1/15/2033	1,385,000	1,333,394
"PE", Series 2864, 5.0%, 6/15/2033	2,080,000	2,002,553
"QD", Series 3113, 5.0%, 6/15/2034	1,390,000	1,323,408
"PE", Series 2378, 5.5%, 11/15/2016	1,395,873	1,400,039
"PE", Series 2512, 5.5%, 2/15/2022	1,725,000	1,734,586
"YA", Series 2841, 5.5%, 7/15/2027	1,519,413	1,520,097
Federal National Mortgage Association:
"YD", Series 2005-94, 4.5%, 8/25/2033	1,445,000	1,347,330
"HE", Series 2005-22, 5.0%, 10/25/2033	1,290,000	1,233,374
"PE", Series 2005-44, 5.0%, 7/25/2033	595,000	569,070
"VD", Series 2002-56, 6.0%, 4/25/2020	10,597	10,576
"A2", Series 1998-M1, 6.25%, 1/25/2008	328,352	328,981
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032	1,304,000	1,246,203
"JG", Series 2006-50, 5.0%, 9/20/2036	1,395,000	1,326,099
"QE", Series 2004-11, 5.0%, 12/16/2032	1,955,000	1,859,393

Total Collateralized Mortgage Obligations (Cost $30,929,661)		30,497,301
Municipal Bonds and Notes 1.9%
California, Urban Industrial Development Agency, Tax Allocation Civic Recreation, Series 1A, 4.5%, 5/1/2010 (c)	2,550,000	2,488,162
Delaware River, DE, Port Authority, Port District Project, Series A, 7.27%, 1/1/2007 (c)	930,000	930,102
Gainesville, FL, Utilites System Revenue Taxable, Series B, 5.31%, 10/1/2021 (c)	1,390,000	1,378,519
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Taxable-Hammond Marina Project:
5.42%, 2/1/2010 (c)	1,090,000	1,091,417
5.57%, 2/1/2014 (c)	610,000	614,758
Hudson County, NJ, Improvement Authority Lease Revenue, Weehawken Pershing Road, 5.72%, 3/1/2034 (c)	880,000	881,118
Los Angles, CA, Community Redevelopment Agency, Community Development Financing Authority Revenue Taxable-Pooled, Series L, 6.15%, 9/1/2026 (c)	1,190,000	1,220,833
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B, 3.9%, 7/1/2010 (c)	950,000	912,057
San Diego, CA, Redevelopment Agency, Taxable Housing Allocation, 5.81%, 9/1/2019 (c)	2,300,000	2,338,893
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment & Housing Authority, Windsor at Potomac, Series T, 6.6%, 7/1/2015	1,825,000	1,910,063
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	1,105,000	1,046,203

Total Municipal Bonds and Notes (Cost $14,802,369)		14,812,125

	US Treasury Obligations 4.6%
US Treasury Bills:
	4.801% ***, 2/22/2007	30,000	29,792
	4.85% ***, 2/22/2007	220,000	218,459
	4.857% ***, 2/22/2007	20,000	19,860
	4.95% ***, 1/18/2007 (b)	9,280,000	9,258,308
US Treasury Bonds:
	6.0%, 2/15/2026 (a)	12,436,000	14,104,177
	8.125%, 8/15/2019 (a)	8,082,000	10,559,004
US Treasury Notes:
	3.25%, 8/15/2007 (a)	398,000	393,694
	4.25%, 11/15/2013 (a)	1,341,000	1,305,589

Total US Treasury Obligations (Cost $35,838,319)			35,888,883
		Shares	Value ($)

	Preferred Stocks 0.0%
Arch Capital Group Ltd., 8.0% (Cost $20,497)		809	21,464
	Securities Lending Collateral 2.5%
Daily Assets Fund Institutional, 5.34% (d) (e) (Cost $19,551,382)		19,551,382	19,551,382
	Cash Equivalents 7.3%
Cash Management QP Trust, 5.46% (f) (Cost $57,068,227)		57,068,227	57,068,227
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 695,676,240)		99.8	783,220,417
Other Assets and Liabilities, Net		0.2	1,789,588

Net Assets		100.0	785,010,005

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2006.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $19,150,872 which is 2.4% of net assets.
(b)	At December 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Bond is insured by one of these companies:

		As a % of Total
Insurance Coverage		Investment Portfolio
AMBAC	American Municipal Bond Assurance Corp.	0.1
FSA	Financial Security Assurance, Inc.	0.3
MBIA	Municipal Bond Insurance Association	0.9
XLCA	XL Capital Assurance	0.3

(d)			Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)			Represents collateral held in connection with securities lending.
(f)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At December 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japan Government Bond	3/9/2007	34	38,344,906	38,298,391	(46,515)
10 Year Federal Republic of Germany Bond	3/8/2007	71	11,131,688	10,874,745	(256,943)
DAX Index	3/16/2007	14	3,018,414	3,073,572	55,158
EOE Dutch Stock Index	1/19/2007	310	39,424,131	40,647,379	1,223,248
Hang Seng Index	1/30/2007	28	3,478,353	3,602,998	124,645
S&P 500 Index	3/15/2007	9	3,214,203	3,213,900	(303)
S&P/TSE 60 Index	3/15/2007	157	20,083,520	20,108,494	24,974
Share Price Index 200	3/15/2007	18	1,975,012	2,005,502	30,490

Total net unrealized appreciation					1,154,754

At December 31, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	3/21/2007	722	78,439,829	77,592,437	847,392

At December 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	10,007,667	NZD	14,614,000	3/20/2007	237,077

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	24,367,399	CAD	28,071,000	3/20/2007	(239,466)
Currency Abbreviations
CAD	Canadian Dollars
NZD	New Zealand Dollars
USD	United States Dollars

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007